Revenues (Contract Liabilities) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Change In Contract With Customer, Liability [Roll Forward]
Beginning of year	$ 95	$ 28
Revenue recognized included in the beginning balance	(15)	(12)
Increase due to consideration received, net of revenue recognized	111	79
End of year	191	95
Current portion - end of year	$ 5	$ 13